Provisions - Changes in Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	$ 9,098,159	$ 10,919,247
Increases	4,567,389	6,823,821
Provisions reversals	(1,501,881)	(1,019,117)
Provisions used	(3,524,946)	(4,635,029)
Inflation adjustment	(3,025,602)	(2,990,763)
PROVISIONS	5,613,119	9,098,159
Other provisions [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	3,975,569	4,996,986
Increases	1,593,078	1,697,215
Provisions reversals	(2,260)	(43,150)
Provisions used	(625,024)	(1,120,967)
Inflation adjustment	(1,525,330)	(1,554,515)
PROVISIONS	3,416,033	3,975,569
Provision for Commercial Claims [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	2,955,334	3,932,581
Increases	1,026,330	1,132,208
Provisions used	(461,024)	(951,892)
Inflation adjustment	(1,089,585)	(1,157,563)
PROVISIONS	2,431,055	2,955,334
Provisions labor-related [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	378,720	419,619
Increases	183,086	211,217
Provisions used	(142,651)	(110,067)
Inflation adjustment	(135,429)	(142,049)
PROVISIONS	283,726	378,720
Provisions tax claims [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	276,149	216,989
Increases	182,027	180,784
Provisions used	(10,314)	(40,412)
Inflation adjustment	(125,557)	(81,212)
PROVISIONS	322,305	276,149
Others [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	365,366	427,797
Increases	201,635	173,006
Provisions reversals	(2,260)	(43,150)
Provisions used	(11,035)	(18,596)
Inflation adjustment	(174,759)	(173,691)
PROVISIONS	378,947	365,366
Provisions for reorganization [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	3,062,850	4,060,759
Increases	2,264,607	4,315,002
Provisions reversals	(295,948)	(975,967)
Provisions used	(2,899,922)	(3,514,062)
Inflation adjustment	(788,154)	(822,882)
PROVISIONS	1,343,433	3,062,850
Financial guarantees and loan commitments [member]
Disclosure Of Changes In The Provisions [Line Items]
PROVISIONS	2,059,740	1,861,502
Increases	709,704	811,604
Provisions reversals	(1,203,673)
Inflation adjustment	(712,118)	(613,366)
PROVISIONS	$ 853,653	$ 2,059,740